MyDestination 2055 Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	104 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (All Country World Index) Index - Net (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.58%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.17%	1.75%	1.97%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	1.82%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	7.91%	7.99%
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.10%	8.57%	9.20%
Performance Inception Date	[1]	May 01, 2017
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		12.06%	7.48%	8.18%
Performance Inception Date	[1],[2]	May 01, 2017
Institutional | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			19.42%	9.89%	10.59%
Performance Inception Date		May 01, 2017

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.